Debt (Asset Based Lending Facility) (Details) (USD $)	12 Months Ended	0 Months Ended						0 Months Ended				0 Months Ended			0 Months Ended			0 Months Ended				0 Months Ended					0 Months Ended
	Dec. 31, 2012 Credit Facility Term Loan and Revolver	Feb. 05, 2013 Subsequent Event 7.875% Senior Notes	Feb. 05, 2013 Subsequent Event ABL Facility	Feb. 05, 2013 Maximum Subsequent Event 7.875% Senior Notes	Feb. 05, 2013 LIBOR Subsequent Event ABL Facility	Feb. 05, 2013 LIBOR Minimum Subsequent Event ABL Facility	Feb. 05, 2013 LIBOR Maximum Subsequent Event ABL Facility	Feb. 05, 2013 Base Rate Subsequent Event ABL Facility	Feb. 05, 2013 Base Rate Minimum Subsequent Event ABL Facility	Feb. 05, 2013 Base Rate Maximum Subsequent Event ABL Facility	Feb. 05, 2013 Fixed Asset Sub-line Subsequent Event ABL Facility	Feb. 05, 2013 Fixed Asset Sub-line LIBOR Subsequent Event ABL Facility	Feb. 05, 2013 Fixed Asset Sub-line LIBOR Minimum Subsequent Event ABL Facility	Feb. 05, 2013 Fixed Asset Sub-line LIBOR Maximum Subsequent Event ABL Facility	Feb. 05, 2013 Fixed Asset Sub-line Base Rate Subsequent Event ABL Facility	Feb. 05, 2013 Fixed Asset Sub-line Base Rate Minimum Subsequent Event ABL Facility	Feb. 05, 2013 Fixed Asset Sub-line Base Rate Maximum Subsequent Event ABL Facility	Feb. 05, 2013 ABL Term Loan Subsequent Event ABL Facility	Feb. 05, 2013 ABL Term Loan LIBOR Subsequent Event ABL Facility	Feb. 05, 2013 ABL Term Loan LIBOR Minimum Subsequent Event ABL Facility	Feb. 05, 2013 ABL Term Loan LIBOR Maximum Subsequent Event ABL Facility	Feb. 05, 2013 ABL Term Loan Base Rate Subsequent Event ABL Facility	Feb. 05, 2013 ABL Term Loan Base Rate Minimum Subsequent Event ABL Facility	Feb. 05, 2013 ABL Term Loan Base Rate Maximum Subsequent Event ABL Facility	Feb. 05, 2013 Option 1 LIBOR Subsequent Event ABL Facility	Feb. 05, 2013 Option 2 LIBOR Subsequent Event ABL Facility	Feb. 05, 2013 Fixed Charge Coverage Ratio Covenant Subsequent Event ABL Facility	Feb. 05, 2013 Maintenance of Cash in Accounts Subject to Control of Collateral Agent Subsequent Event ABL Facility	Dec. 31, 2012 Letter of Credit [Member]	Dec. 31, 2011 Letter of Credit [Member]	Feb. 05, 2013 Letter of Credit [Member] Subsequent Event ABL Facility
Debt Instrument
Debt term			5 years
Stated interest rate on debt instrument		7.875%
Maximum borrowing capacity			$ 200,000,000
Maturity period prior to maturity of the 4.25% Convertible Senior Notes			60 days
Term loan			7,500,000
Required annual repayment																		2,000,000
Initial borrowing capacity			112,000,000								22,000,000
Initial borrowings under the Facility			37,000,000
Letters of Credit Outstanding, Amount																													22,000,000	26,000,000	21,000,000
Remaining borrowing capacity of the Facility			$ 54,000,000
Description of variable rate basis			LIBOR		LIBOR			Base Rate				LIBOR			Base Rate				LIBOR			Base Rate
Basis spread on variable rate					2.00%	1.75%	2.25%	0.50%	0.25%	0.75%	1.00%	2.50%	2.25%	2.75%		0.75%	1.25%			2.75%	3.25%		1.25%	1.75%	2.42%
Weighted average interest rate																										2.67%
Percentage of stocks of domestic subsidiaries, subject to exception and lien	100.00%	100.00%	100.00%
Percentage of stocks of foreign subsidiaries, subject to exception and lien	65.00%		65.00%	65.00%
Percentage of maximum stated revolver amount																											10.00%	12.50%